Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 18,721,979	$ 17,489,940
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	699,538	137,173
Income on disposal of property, plant and equipment	(3,155)
Changes in operating assets and liabilities:
Accounts receivable	(1,601,202)	(6,551,304)
Other receivables	3,714	751,827
Inventories	148,388	2,301,812
Prepaid expenses	(6,025,735)	59,586
Other assets	(2,257,979)
Accounts payable	(3,378,079)	(1,192,982)
Other payables and accrued liabilities	61,303	(13,825)
Income taxes payable	176,107	(48,278)
Net cash provided by operating activities	6,544,879	12,933,949
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(283,100)	(157,966)
Proceeds from disposal of property and equipment	5,942
Net cash used in investing activities	(277,158)	(157,966)
Cash Flows from Financing Activities:
Capital contributions	627,628	221,421
Repayments on related party payables		(62,888)
Proceeds from short-term loans	1,396,382	1,423,789
Repayments on short-term loans	(1,752,905)	(1,514,670)
Repayment and premiums paid under capital lease		(518,102)
Dividends paid		(8,330,683)
Net cash used in financing activities	271,105	(8,781,133)
Effect of exchange rate changes on cash and cash equivalents	(622,883)	620,648
Net increase in cash and cash equivalents	5,915,943	4,615,498
Cash and cash equivalents at the beginning of year	8,884,829	4,269,331
Cash and cash equivalents at the end of year	14,800,772	8,884,829
Supplemental disclosures of cash flows information:
Cash paid for income taxes	3,007,047	2,919,971
Cash paid for interest expense	$ 83,549	$ 133,284